Other Income (Expense) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	10 Months Ended	12 Months Ended						1 Months Ended
	Oct. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Bridge loan [Member]	Dec. 31, 2011 Bridge loan [Member]	Dec. 31, 2010 Bridge loan [Member]	Oct. 22, 2012 Moksha8 [Member] Product
Component of Other Income, Nonoperating [Line Items]
Proceeds from sale of assets	$ 116.6
Gain on sale of assets	88.7	88.7
Proceeds from sale investment								46.6
Gain on sale of investment		28.8	0.8	27.3				28.8
New branded generic products								5
Gain on sale of products		24.0
Realized losses for the derivative instruments		70.4
Expenses for the bridge loan					$ 37.1